Organization and Principal Activities	12 Months Ended
Dec. 31, 2024
Organization and Principal Activities [Abstract]
Organization and principal activities

1. Organization and principal activities

Pinnacle Food Group Limited (“PGL” or “the Company”) was incorporated in the Cayman Islands on November 16, 2023. Its operating subsidiary, Pinnacle Food Inc. (“PFI”), was incorporated in Canada on November 3, 2015 and its operations consist of the sale of smart farming systems. PFI exited the ginseng business in 2023 with the goal to focus on smart farming business. PFAI Investment Limited (“PFAI”), a wholly owned subsidiary, was incorporated in Canada on February 2, 2024, and is principally engaged in investment holding activities.